Operating Leases (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Operating Leases [Abstract]
Schedule of future maturities of operating lease payments [text block]
Future minimum lease payments under non-cancellable operating leases as of December 31, 2017 and 2018 were as follows:

	December 31,
	2017	2018
	(in thousands)
Less than one year	$858,207	927,351
Between one and five years	3,070,676	2,928,983
More than five years	3,491,748	2,085,877
	$7,420,631	5,942,211

Schedule of future maturities of finance lease receivable [text block]
Future minimum lease receivables under non-cancellable operating leases as of December 31, 2017 and 2018 were as follows:

	December 31,
	2017	2018
	(in thousands)
Less than one year	$46,538	105,788
Between one and five years	404,695	423,150
More than five years	2,189,936	2,188,728
	$2,641,169	2,717,666